Schedule of Company Nonvested Shares (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning			34,526
Weighted Average Grant Date Fair Value Beginning			$ 14.36
Number of Shares Granted			101,930	28,623
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)
Number of Shares Ending				34,526
Weighted Average Grant Date Fair Value Ending				$ 14.36
Non Vested Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		114,336	42,192
Weighted Average Grant Date Fair Value Beginning		$ 6.40	$ 1.40
Number of Shares Granted			330,554
Weighted Average Grant Date Fair Value Granted			$ 5.77
Number of Shares Vested		(88,336)	(104,699)
Weighted Average Grant Date Fair Value Vested		$ 5.15	$ 6.72
Number of Shares Cancelled/Forfeited			(153,711)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53
Number of Shares Ending	114,336	26,000	114,336	42,192
Weighted Average Grant Date Fair Value Ending	$ 6.40	$ 6.40	$ 6.40	$ 1.40
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Beginning		$ 5.43	$ 1.40	$ 8.18
Number of Shares Granted			330,554	48,340
Weighted Average Grant Date Fair Value Granted			$ 5.77	$ 12.60
Number of Shares Vested			(104,698)	(20,277)
Weighted Average Grant Date Fair Value Vested			$ 6.72	$ 53.80
Number of Shares Cancelled/Forfeited			(153,711)	(1,750)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53	$ 40.00
Number of Shares Ending	114,336		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Ending	$ 5.43		$ 5.43	$ 1.40	$ 8.18